Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent Events

14. Subsequent Events

In January 2021, the conditions for the release of the Earnout Shares were satisfied. The Sponsor will release 10,000,000 of its shares of FEAC Class B common stock from escrow as certain earnout conditions were satisfied. 5,000,000 of such shares will be released to the Sponsor in the form of shares of the Company’s Class A common stock and the other 5,000,000 shares will be released to the Old Skillz stockholders, who will receive shares of the Company’s common stock as a result of the Business Combination in the form of shares of Class A common stock of the Company (other than the Founder and a trust for the benefit of his family members, who will receive shares of Class B common stock of the Company).